Related Parties (Details) ₪ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 14, 2022 USD ($)	Mar. 14, 2022 ILS (₪)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Parties (Details) [Line Items]
Officer employee monthly salary (in New Shekels) | ₪		₪ 70
Monthly salary	$ 21
Asher Dahan [Member] | Co-founders [Member]
Related Parties (Details) [Line Items]
Percentage of ownership					5.00%
General and administrative expenses					$ 333	$ 145	$ 109
Officer employee monthly salary (in New Shekels) | ₪				₪ 70
Monthly salary			$ 21
Guy Wanger [Member] | Co-founders [Member]
Related Parties (Details) [Line Items]
Percentage of ownership			5.00%	5.00%
Officer employee monthly salary (in New Shekels) | ₪				₪ 70
Monthly salary			$ 21
Research and development expenses					$ 331	145	109
Leeor Langer [Member] | Co-founders [Member]
Related Parties (Details) [Line Items]
Percentage of ownership			5.00%	5.00%
General and administrative expenses			$ 329			$ 143	$ 109
Officer employee monthly salary (in New Shekels) | ₪				₪ 70
Monthly salary			$ 21